111 Huntington Avenue, Boston, Massachusetts  02199

(617) 954-5000

February 27, 2013

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	MFS® Series Trust XII (the “Trust”), (File Nos. 333-126328 and 811-21780) on behalf of MFS® Equity Opportunities Fund; Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended, and (3) Regulation S-T, please find Post-Effective Amendment No. 33 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 32 to the above-captioned Registration statement.

This Amendment is being filed for the purpose of adding a new share class to the Fund (Class R5), updating the Trust’s financial and other information and, in connection therewith, making certain other minor and conforming changes.

If you have any questions concerning the foregoing, please call the undersigned at (617) 954- 4340 or Jennifer Moore at (617) 954- 5923.

Sincerely,

SUSAN A. PEREIRA
Susan A. Pereira
Vice President & Senior Counsel

SAP/bjn

Enclosures